Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 per share
Amount Registered | shares	2,678,572
Proposed Maximum Offering Price per Unit	84.00
Maximum Aggregate Offering Price	$ 225,000,048.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,072.51
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (File No. 333-281359). Amount does not include shares being sold by the selling stockholder which were previously registered on the registrant's Registration Statement on Form S-3 (File No. 333-269270), and pursuant to which registration fees were previously paid. (2) Includes 59,523 shares of common stock that are issuable upon the exercise of the pre-funded warrants.